ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of accumulated other comprehensive income (loss)

(a)	Attributable to Limited Partners

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2018	$(111)	$6	$(7)	$(112)
Other comprehensive income (loss)	(49)	7	11	(31)
Balance as at June 30, 2018	$(160)	$13	$4	$(143)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2017	$(148)	$4	$3	$(141)
Other comprehensive income (loss)	19	—	(11)	8
Balance as at June 30, 2017	$(129)	$4	$(8)	$(133)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(b)	Attributable to Non-controlling interest — Redemption-Exchange Units held by Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2018	$(165)	$4	$(4)	$(165)
Other comprehensive income (loss)	(47)	6	11	(30)
Balance as at June 30, 2018	$(212)	$10	$7	$(195)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2017	$(205)	$2	$6	$(197)
Other comprehensive income (loss)	20	—	(11)	9
Balance as at June 30, 2017	$(185)	$2	$(5)	$(188)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.